S000076294 [Member] Expense Example - Bridge Builder Tax Managed Large Cap Fund - Bridge Builder Tax Managed Large Cap Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	123
Expense Example, with Redemption, 5 Years	234
Expense Example, with Redemption, 10 Years	$ 556